Organization and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Organization and Summary of Significant Accounting Policies [Abstract]
Schedule of Changes in Provision for Doubtful Accounts
	2012	2013	2014
Opening balance	$6,892	$7,580	$6,938
Additions during the year	2,895	2,436	1,284
Deductions during the year	(2,207)	(3,078)	(2,899)

Closing balance	$7,580	$6,938	$5,323

Schedule of Depreciation Percentage of Fixed Assets
%
Buildings	2-5
Communication equipment	10-15
Office furniture and equipment	6-33
Motor vehicles	15
Leasehold improvements are depreciated over the
shorter of the underlying lease or 10 years.

Schedule of Depreciation Percentage of Intangible Assets
Amortization
percentage
Amortizable intangible assets:
Franchise agreement	18-33
Brand name	18.2
Customer relations	8.3-33
Licenses	10

Computation of Basic and Diluted Income Per Ordinary Share
	Year ended December 31
	2012	2013	2014
The number of shares used in per share computation
Weighted average number of ordinary shares
outstanding used in basic income per
ordinary share calculation	17,346,561	17,346,561	17,365,608
Add assumed exercise of outstanding dilutive
potential ordinary shares	-	224,627	306,367

Weighted average number of ordinary shares
outstanding used in diluted income per
ordinary share calculation	17,346,561	17,571,188	17,671,975